Document and Entity Information	6 Months Ended
Jun. 27, 2012
Document and Entity Information
Entity Registrant Name	General Growth Properties, Inc.
Entity Central Index Key	0001496048
Document Type	8-K
Document Period End Date	Jun. 27, 2012
Amendment Flag	false